Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 5) (Certain Other Parties [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Ningbo Litong Petrochemical Co., Ltd (Ningbo Litong) [Member]
Relationships and transactions with certain other parties
Relationship	Former 12.75% nominee shareholder of Ningbo Keyuan	Former 12.75% nominee shareholder of Ningbo Keyuan
Ningbo Jiangdong Haikai Construction Materials Store (Jiangdong Haikai) [Member]
Relationships and transactions with certain other parties
Relationship	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011	Controlled by cousin of Mr. WeifengXue, former Vice President of Accounting
Ningbo JiangdongDeze Chemical Co., Ltd (Jiangdong Deze) [Member]
Relationships and transactions with certain other parties
Relationship	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011	Controlled by cousin of Mr. WeifengXue, former (JiangdongDeze) Vice President of Accounting
Ningbo Anqi Petrochemical Co., Ltd (Ningbo Anqi) [Member]
Relationships and transactions with certain other parties
Relationship	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011	Controlled by cousin of Mr. WeifengXue, former (Ningbo Anqi) Vice President of Accounting
Ningbo Kewei Investment Co., Ltd (Ningbo Kewei) [Member]
Relationships and transactions with certain other parties
Relationship	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning September, 2011.	A related party through September 2011
Ningbo Kunde Petrochemical Co., Ltd (Ningbo Kunde) [Member]
Relationships and transactions with certain other parties
Relationship	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 1, 2011.	A related party through September 2011 when control transferred